Revisions of Previously Issued Financial Statements (Tables)	9 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of reclassifications
	Year Ended June 30, 2018
	As Reported	Adjustment	As Revised
Consolidated Balance Sheet
Total assets	$3,017,731	$(223,766)	$2,793,965
Total liabilities	1,393,902	-	1,393,902
Total stockholders' equity	1,623,829	(223,766)	1,400,063
Net loss	(1,623,182)	(72,501)	(1,695,683)
Net loss per share	(0.30)		(0.31)

	As of March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Balance Sheet
Total assets	$8,199,718	$(320,434)	$7,879,284
Total liabilities	3,059,378	-	3,059,378
Total stockholders' equity	5,140,340	(320,434)	4,819,906

	Three Months Ended March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations
Total revenue	$2,327,880	$-	$2,327,880
Cost of revenue	1,042,403	124,079	1,166,482
Gross profit	1,285,477	(124,079)	1,161,398
Operating expenses	3,788,644	(124,079)	3,664,565
Net loss	(2,490,103)	-	(2,490,103)
Net loss per share	(0.41)		(0.41)

	Nine Months Ended March 31, 2019
	As Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations
Total revenue	7,297,859	(96,668)	7,201,191
Cost of revenue	3,197,437	353,175	3,550,612
Gross profit	4,100,422	(449,843)	3,650,579
Operating expenses	10,671,159	(353,175)	10,317,984
Net loss	(6,483,489)	(96,668)	(6,580,157)
Net loss per share	(1.10)		(1.13)

	Year Ended June 30, 2019
	As Reported	Adjustment	As Revised
Consolidated Balance Sheet
Total assets	24,522,671	(320,434)	24,202,237
Total liabilities	2,442,503	-	2,442,503
Total stockholders' equity	22,080,168	(320,434)	21,759,734

Consolidated Statements of Operations
Total revenue	10,919,785	(96,668)	10,823,117
Cost of revenue	4,633,844	-	4,633,844
Gross profit	6,285,941	(96,668)	6,189,273
Operating expenses	18,701,619	-	18,701,619
Net loss	(12,306,547)	(96,668)	(12,403,215)
Net loss per share	(2.04)		(2.05)